Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 15, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 15, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

Allianz RCM Global Commodity Equity Fund (First Prospectus Summary): | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Global Commodity Equity Fund

Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).

The Fund’s performance table will be revised to add the following:

Please retain this Supplement for future reference.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Custom Commodity Equity Benchmark Allianz RCM Global Commodity Equity Fund	19.48%	11.66%	15.41%	Jun 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary): | Allianz RCM Global Commodity Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global Commodity Equity Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Global Commodity Equity Fund

Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).

The Fund’s performance table will be revised to add the following:

Please retain this Supplement for future reference.

Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global Commodity Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGLIX
Allianz RCM Global Commodity Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMAX
Allianz RCM Global Commodity Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMCX
Allianz RCM Global Commodity Equity Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMDX
Allianz RCM Global Commodity Equity Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGPX
Allianz RCM Global Commodity Equity Fund | Custom Commodity Equity Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004

Allianz RCM Global Commodity Equity Fund (Second Summary Prospectus) | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Global Commodity Equity Fund

Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).

The Fund’s performance table will be revised to add the following:

Please retain this Supplement for future reference.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Custom Commodity Equity Benchmark Allianz RCM Global Commodity Equity Fund	19.48%	11.66%	15.41%	Jun 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Allianz RCM Global Commodity Equity Fund (Second Summary Prospectus) | Allianz RCM Global Commodity Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global Commodity Equity Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Global Commodity Equity Fund

Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).

The Fund’s performance table will be revised to add the following:

Please retain this Supplement for future reference.

Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global Commodity Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGLIX
Allianz RCM Global Commodity Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMAX
Allianz RCM Global Commodity Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMCX
Allianz RCM Global Commodity Equity Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMDX
Allianz RCM Global Commodity Equity Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGPX
Allianz RCM Global Commodity Equity Fund | Custom Commodity Equity Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004